Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
C000009600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
C000033658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
C000069003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
C000071096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
C000170242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
C000170243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
C000153295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
C000153296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
C000009598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
C000009595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
C000009597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)			1.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%			12.86%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%			12.86%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%			9.16%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%			9.16%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%	11.76%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	11.78%	11.76%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%		12.34%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%		12.34%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%			12.15%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	6.46%			4.33%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%	0.59%			0.33%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%			12.86%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%		6.91%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%		6.91%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	6.17%			7.39%